Net Income (Loss) Per Share (Details) - Schedule of Basic and Diluted Net Income (Loss)) Per Share - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Numerator:
Net income/(loss) from continuing operations attributable to SunCar’s ordinary shareholders	$ (26,912)	$ (5,675)	$ 3,942
Net loss from discontinued operations attributable to SunCar’s ordinary shareholders		(994)	(27,663)
Net loss attributable to the Company’s ordinary shareholders	$ (26,912)	$ (6,669)	$ (23,721)
Denominator:
Weighted average number of ordinary shares (in Shares)	85,441,057	81,600,000	81,600,000
Net income/(loss) from continuing operations attributable to SunCar’s ordinary shareholders per ordinary share
Basic (in Dollars per share)	$ (0.31)	$ (0.07)	$ 0.05
Net loss from discontinued operations attributable to SunCar’s ordinary shareholders per ordinary share
Basic (in Dollars per share)		(0.01)	(0.34)
Net loss attributable to SunCar’s ordinary shareholders per ordinary share
Basic (in Dollars per share)	$ (0.31)	$ (0.08)	$ (0.29)